OPERATING LEASES (Tables)	6 Months Ended
Jun. 30, 2022
Operating Leases
SCHEDULE OF OPERATING LEASE

Weighted-average remaining lease term as of June 30, 2022, and discount rate for its operating leases are as follows:

Weighted-average remaining lease term	22.6 months
Weighted-average discount rate	4.75%

SCHEDULE OF MATURITIES OF OPERATING LEASE LIABILITIES

The following table outlines maturities of operating lease liabilities as of June 30, 2022:

Year ending June 30	Leases for office/ server rooms/ Dormitory
2022	$352,688
2023	131,184
2024	5,098
Total lease payments	488,970
Less: Imputed interest	(37,935)
Present value of lease liabilities	$451,035